Series-A Convertible Preferred Stock and Warrants - Schedule of Series-A Convertible Preferred Shares Subscription Agreement (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred stock
5% Series-A Convertible Preferred Shares [Member]
5% Series-A preferred stock, $0.0001 par value, none and 351,000 shares issued and outstanding as of June 30, 2018 and December 31, 2017		351,000
Discount relating to fair value of conversion feature and warrants granted upon issuance		(351,000)
Preferred stock